Fair Value Measurements (Details) - USD ($)	3 Months Ended				12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Fair Value Measurements [Line Items]
Change in fair value of contingent consideration	$ 5,914,000	$ (3,387,266,000)			$ 3,387,266
Previously Reported [Member]
Fair Value Measurements [Line Items]
Change in fair value of contingent consideration					$ (3,387,266)
42 Telecom
Fair Value Measurements [Line Items]
Change in fair value of contingent consideration	2,882,000
Telvantis
Fair Value Measurements [Line Items]
Change in fair value of contingent consideration	$ 3,032,000